Other assets, income, expenses and non-controlling interest - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities [Abstract]
Investments accounted for using equity method	$ 11,301	$ 3,780
Fund recoveries and investment receivables	4,617	2,509
Advance on unrealized carried interest	4,454	0
Digital gold strategies	3,778	7,060
Prepaid expenses	3,741	3,637
Other	2,103	2,240
Total other assets	$ 29,994	$ 19,226